Net Interest Income	12 Months Ended
Dec. 31, 2018
Interest Revenue (Expense), Net [Abstract]
Disclosure of interest income (expense)

33. NET INTEREST INCOME

(1)	Interest income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Financial assets at FVTPL (IFRS 9)	—	—	54,243
Financial assets at FVTOCI	—	—	280,371
Financial assets at amortized cost
Securities at amortized cost	—	—	376,788
Loans and other financial assets at amortized cost:
Interest on due from banks	—	—	112,581
Interest on loans	—	—	8,832,485
Interest of other receivables	—	—	28,031

Sub-total	—	—	9,349,885

Financial assets at FVTPL (IAS 39)	63,408	53,348	—
AFS financial assets	339,518	239,030	—
HTM financial assets	360,054	307,965	—
Loans and receivables:
Interest on due from banks	75,021	83,325	—
Interest on loans	7,635,791	7,835,957	—
Interest of other receivables	38,520	31,062	—

Sub-total	7,749,332	7,950,344	—

Total	8,512,312	8,550,687	9,684,499

(2)	Interest expense recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Interest on deposits due to customers	2,547,142	2,380,263	2,917,165
Interest on borrowings	215,240	238,212	306,739
Interest on debentures	619,255	638,653	720,394
Other interest expense	111,131	72,909	89,250

Total	3,492,768	3,330,037	4,033,548